Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of basic and diluted earnings per share
	2018 RMB’000	2019 RMB’000	2020 RMB’000

Net profit attributable to the equity holders of the Company – numerator for basic and diluted earnings per share	6,524	46,893	15,883

Number of shares in thousands
Weighted average share outstanding – denominator for basic and diluted earnings per share	1,000,172	1,001,047	1,001,575

Basic and diluted earnings per share	0.01	0.05	0.02